Cover Page	Oct. 01, 2026
Document Information [Line Items]
Entity Registrant Name	LAMAR ADVERTISING CO/NEW
Amendment Flag	false
Entity Central Index Key	0001090425
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36756
Entity Tax Identification Number	47-0961620
Entity Address, Address Line One	5321 Corporate Boulevard
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70808
City Area Code	225
Local Phone Number	926-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	LAMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Lamar Media Corporation And Subsidiaries [Member]
Document Information [Line Items]
Entity Registrant Name	LAMAR MEDIA CORP.
Amendment Flag	false
Entity Central Index Key	0000899045
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12407
Entity Tax Identification Number	72-1205791
Entity Emerging Growth Company	false